SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2021
Disclosure Of Share Based Payments [Abstract]
SHARE-BASED COMPENSATION [Text Block]

19. SHARE-BASED COMPENSATION

As at December 31, 2021, the Corporation had two share-based compensation plans for its employees: a share option plan and a share unit plan.

Share option plan

Under the share option plan, employees are periodically granted options to purchase common shares at prices not less than the market price of the common shares on the day prior to the date of grant. The fair value of each option grant is estimated at the date of grant using the Black-Scholes option pricing model. Expected volatility is determined by the amount the Corporation's daily share price fluctuated over a period commensurate with the expected life of the options. During the year ended 2021 and 2020, the Corporation did not grant any options under this plan.

During the year ended December 31, 2021, the Corporation recognized expense of $381 related to its share option plan.

In 2020, the adverse impact of COVID-19 pandemic on the business has adversely affected the probability of achieving certain performance thresholds of the performance options previously granted. During the first and the fourth quarters of 2020, the Corporation used the modified grant-date method and reassessed the probability of achieving the specified performance metrics for the performance options based on the most likely outcome, which resulted in a recovery of share option expense for 2020. During 2020, the Corporation recognized a recovery of employment costs of $464 related to its share option plan.

Subsequent to the year ended December 31, 2021, the Corporation modified certain non-market performance conditions of its performance option plan. The Corporation accounted for the modification, which will result in a one-time additional share option expense adjustment in the approximate range of $1.3 million to $1.7 million relating to 2021 and prior years, to be recorded in the first quarter of 2022.

The share option plan authorized the number of options for grant to be determined based on 10% of the larger of the outstanding shares as at March 2, 2016 or any time thereafter. The options available for grant as at December 31, 2021 and 2020 are shown in the table below:

	December 31, 2021	December 31, 2020
Shares outstanding as at March 2, 2016	15,298,602	15,298,602
Percentage of shares outstanding	10%	10%
Number of options authorized	1,529,860	1,529,860
Less: options issued & outstanding	(997,200)	(1,021,156)
Options available for grant	532,660	508,704

As at December 31, 2021, 997,200 performance options were outstanding (2020 - 997,200 performance options and 23,956 options). A summary of the status of the Corporation's share option plan as of December 31, 2021 and 2020, and changes during the years ended on those dates is presented below.

	2021		2020
	Number of Options	Weighted Average Exercise Price (in CAD$)	Number of Options	Weighted Average Exercise Price (in CAD$)
Beginning of year	1,021,156	$14.54	1,321,288	$14.26
Exercised	(23,956)	$10.50	(150,511)	$12.19
Expired and forfeited	-	-	(149,621)	$14.46
End of year	997,200	$14.63	1,021,156	$14.54
Exercisable at end of year	-	-	23,956	$10.50

For the year ended December 31, 2021:

	Options outstanding			Options exercisable
Range of Exercise Prices (in CAD$)	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price (in CAD$)	Number of options	Weighted average exercise price (in CAD$)
$10.00 to $14.99	745,200	2.95	$13.93	-	-
$15.00 to $19.99	252,000	3.63	$16.72	-	-
	997,200			-

For the year ended December 31, 2020:

	Options outstanding			Options exercisable
Range of Exercise Prices (in CAD$)	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price (in CAD$)	Number of options	Weighted average exercise price (in CAD$)
$5.00 to $9.99	14,570	0.19	$9.89	14,570	$9.89
$10.00 to $14.99	754,586	3.91	$13.90	9,386	$11.45
$15.00 to $19.99	252,000	4.63	$16.72	-	-
	1,021,156			23,956

Share unit plan

During 2021, 287,431 share units were granted (2020 - 522,231). As at December 31, 2021, 526,191 RSUs and 39,244 PSUs were outstanding, respectively (2020 - 570,126 RSUs and no PSUs).

During 2021, the Corporation recognized employment costs of $6,272 (2020 - $3,593) related to its share unit plan.

	Number of Share Units	Weighted Average Fair Value (in CAD$)
Balance at January 1, 2021	570,126	$15.06
Granted	287,431	$17.67
Vested	(301,137)	$14.26
Forfeited	(30,229)	$14.85
Balance at December 31, 2021	526,191	$16.95

	Number of Share Units	Weighted Average Fair Value (in CAD$)
Balance at January 1, 2020	496,942	$14.63
Granted	522,231	$15.36
Vested	(400,490)	$14.99
Forfeited	(48,557)	$14.53
Balance at December 31, 2020	570,126	$15.06

Under the Share Unit Plan, share units can be settled in cash or shares at the Corporation's discretion. The Corporation intends to settle all share units in equity at the end of the vesting period. To fulfill this obligation, the Corporation has appointed a trustee to administer the program and purchase shares from the open market through a share purchase trust on a periodic basis. During 2021, 188,000 shares (2020 - nil) were purchased by the trust at a cost of $3,257 (2020 - nil). The Corporation paid certain withholding taxes in cash rather than reselling shares held in trust into the market. During 2021, 301,137 RSUs (2019 - 400,490) vested, for which the Corporation settled 152,424 RSUs (2020 - 291,608) through the issuance of shares held in trust and paid $2,527 (2020 - $1,209) of withholding taxes. As at December 31, 2021, 231,282 of the Corporation's common shares were held in trust for this purpose (2020 - 195,706).